UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	02/28/06

FORM N-Q

Item 1. Schedule of Investments.

General California Municipal Money Market Fund
Statement of Investments
February 28, 2006 (Unaudited)

	Principal
Tax Exempt Investments--100.4%	Amount ($)		Value ($)

California-98.9%

ABAG Finance Authority for Non-Profit
Corporations:
MFHR (Paragon Apartments)
3.27% (LOC; Comerica Bank)	8,200,000	a	8,200,000
Revenue:
(Air Force Village West Inc.)
3.19% (LOC; KBC Bank)	11,500,000	a	11,500,000
(Grauer Foundation Education Project)
3.20% (LOC; Commerica Bank)	4,000,000	a	4,000,000
(Point Loma Nazarene University)
3.23% (LOC; Allied Irish Bank)	1,400,000	a	1,400,000
Alameda-Contra Costa Schools Financing
Authority, COP:
(Capital Improvement Financing Projects)
3.18% (LOC; Bank of Nova Scotia)	495,000	a	495,000
LR
3.23% (LOC; KBC Bank)	9,995,000	a	9,995,000
Alameda County Industrial Development
Authority, Industrial Revenue:
(Heat and Control Inc. Project)
3.25% (LOC; Comerica Bank)	3,780,000	a	3,780,000
(P.J.'s Lumber, Inc. Project)
3.24% (LOC; Comerica Bank)	2,305,000	a	2,305,000
(Plastikon Industries Inc. Project)
3.38% (LOC; California State
Teachers Retirement)	3,220,000	a	3,220,000
(Spectrum Label Corp.)
3.42% (LOC; Bank of the West)	3,470,000	a	3,470,000
California :
3.22% (Insured; XLCA and LOC; Merrill Lynch)	8,120,000	a,b	8,120,000
CP:
3.07%, 3/8/2006
(Liquidity Facility: Bank of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National Australia Bank,
Royal Bank of Scotland and Societe Generale 20,500,000			20,500,000
3.15%, 3/8/2006
(Liquidity Facility: Bank of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National Australia Bank,
Royal Bank of Scotland and Societe Generale	7,500,000		7,500,000
3.32%, 5/8/2006
(Liquidity Facility: Bank of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National Australia Bank,
Royal Bank of Scotland and Societe Generale 24,000,000			24,000,000
GO Note:
3.15% (LOC: Bank of America, Bank of Nova Scotia

and Landesbank Hessen-Thuringen Girozentra15,000,000		a	15,000,000
3.15% (LOC: Bank of America, Bank of Nova Scotia
and Landesbank Hessen-Thuringen Girozentra10,700,000		a	10,700,000
3.23% (Liquidity Facility; Merrill Lynch)	2,000,000	a,b	2,000,000
3.26% (Liquidity Facility; Citibank N.A.)	9,375,000	a,b	9,375,000
(Kindergarten University) 3.15%
(LOC: Citibank N.A and State Street Bank
and Trust Co.)	7,000,000		7,000,000
(Putters Program):
3.21% (Insured; FGIC and Liquidity
Facility; JPMorgan Chase Bank)	7,170,000	a,b	7,170,000
3.23% (Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3,500,000	a,b	3,500,000
3.24% (Insured; AMBAC and Liquidity
Facility; PB Finance Inc.)	6,535,000	a,b	6,535,000
RAN 4.50%, 6/30/2006	17,000,000		17,069,150
California Educational Facilities Authority,
College and University Revenue, Refunding
(Art Center Design College)
3.23% (LOC; Allied Irish Bank)	4,050,000	a	4,050,000
California Health Facilities Financing Authority,
Revenue:
(Catholic Healthcare West)
3.18% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	400,000	a	400,000
(Southern California Presbyterian Homes)
3.20% (Insured; MBIA and
Liquidity Facility; Bank of America)	14,700,000	a	14,700,000
California Housing Finance Agency, Revenue:
3.20% (Insured: FSA and
Liquidity Facility; Dexia Credit Locale)	17,200,000	a	17,200,000
3.20% (Insured: FSA and
Liquidity Facility; Dexia Credit Locale)	8,250,000	a	8,250,000
3.20% (Insured: MBIA and Liquidity Facility:
California State Teachers Retirement and KBC13,065,000		a	13,065,000
3.20% (Liquidity Facility; Bank of America)	13,900,000	a	13,900,000
3.20% (Liquidity Facility; Dexia Credit Local)	8,700,000	a	8,700,000
California Infrastructure and Economic
Development Bank:
IDR:
(Alegacy Food Service Products)
3.23% (LOC; Comerica Bank)	6,700,000	a	6,700,000
(Chaparral Property Project)
3.24% (LOC; Comerica Bank)	1,695,000	a	1,695,000
(International Raisins Inc. Project)
3.26% (LOC; M&T Bank)	3,750,000	a	3,750,000
(Lance Camper Manufacturing Corp.)
3.22% (LOC; Comerica Bank)	6,000,000	a	6,000,000
(Studio Moulding Project)
3.24% (LOC; Comerica Bank)	3,290,000	a	3,290,000
(Vandalay Holdings LLC)
3.24% (LOC; Comerica Bank)	1,907,050	a	1,907,050
Industrial Revenue
(Nature Kist Snacks Project)

3.21% (LOC; Wells Fargo Bank)	1,500,000	a	1,500,000
California Pollution Control Financing Authority:
PCR, Refunding (Pacific Gas and Electric Company)
2.97% (LOC; JPMorgan Chase Bank)	24,000,000	a	24,000,000
SWDR:
(ALS Plastics Project)	`
3.22% (LOC; Wells Fargo Bank)	2,500,000	a	2,500,000
(Athens Services Project)
3.20% (LOC; Wells Fargo Bank)	3,800,000	a	3,800,000
(BLT Enterprises Project)
3.25% (LOC; Union Bank of California)	7,285,000	a	7,285,000
(Blue Line Transfer Inc.)
3.20% (LOC; Wells Fargo Bank)	3,700,000	a	3,700,000
(Burrtec Waste Industries Inc.)
3.20% (LOC; U.S. Bank NA)	13,820,000	a	13,820,000
(California Waste Solutions)
3.20% (LOC; California State
Teachers Retirement)	3,370,000	a	3,370,000
(Chicago Grade Landfill)
3.25% (LOC; Comerica Bank)	1,315,000	a	1,315,000
(CR&R Inc. Project)
3.23% (LOC; Bank of the West)	3,895,000	a	3,895,000
(Evergreen Distributors)
3.20% (LOC; California State
Teachers Retirement)	1,805,000	a	1,805,000
(Greenwaste Recovery Project)
3.25% (LOC; Comerica Bank)	1,455,000	a	1,455,000
(Metropolitan Recycling Corp. Project):
3.25% (LOC; Comerica Bank)	3,300,000	a	3,300,000
3.25% (LOC; Comerica Bank)	1,765,000	a	1,765,000
(Mottra Corp. Project)
3.25% (LOC; Wells Fargo Bank)	1,735,000	a	1,735,000
(Napa Recycling and Waste Services)
3.25% (LOC; Union Bank of California)	3,000,000	a	3,000,000
(New United Motor Manufacturing)
3.18% (LOC; California State
Teachers Retirement)	2,900,000	a	2,900,000
(Norcal Waste System Inc. Project):
3.20% (LOC; Bank of America)	23,120,000	a	23,120,000
3.25% (LOC; Comerica Bank)	6,525,000	a	6,525,000
(Pena's Disposal Incorporated Project)
3.25% (LOC; Comerica Bank)	1,355,000	a	1,355,000
(Placer County Eastern Sanitation)
3.20% (LOC; California State
Teachers Retirement)	2,800,000	a	2,800,000
(Ratto Group Co. Inc. Project)
3.20% (LOC; California State
Teachers Retirement)	3,800,000	a	3,800,000
(Sierra Pacific Industries Inc. Project)
3.24% (LOC; Wells Fargo Bank)	7,675,000	a	7,675,000
(Specialty Solid Waste Project)
3.25% (LOC; Comerica Bank)	2,080,000	a	2,080,000
(Sunset Waste Paper Inc. Project)
3.25% (LOC; Comerica Bank)	2,170,000	a	2,170,000

California State Department of Water Resources,
Power Supply Revenue:
3.03% (LOC: Citibank N.A.)	28,000,000	a	28,000,000
3.18% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	11,600,000	a	11,600,000
CP 3.15%, 3/8/2006 (LOC: Landesbank
Hessen-Thuringen Girozentrale)	13,894,000		13,894,000
California State Economic Development Financing
Authority, IDR:
(Scientific Specialties Project)
3.20% (LOC; Bank of America)	1,425,000	a	1,425,000
(Vortech Engineering Inc. Project)
3.25% (LOC; U.S. Bank NA)	2,415,000	a	2,415,000
California Statewide Communities Development
Authority:
COP
(Sutter Health) 3.19% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	28,435,000	a,b	28,435,000
CP
3.18%, 6/8/2006	7,500,000		7,500,000
IDR:
(American Modular System Project)
3.24% (LOC; Bank of the West)	3,800,000	a	3,800,000
(Busseto Food Inc.)
3.24% (LOC; Comerica Bank)	3,750,000	a	3,750,000
(Del Mesa Farms Project)
3.18% (LOC; Wells Fargo Bank)	6,000,000	a	6,000,000
MFHR:
(Aqua Vista Apartments Project)
3.24% (Insured; FNMA and
Liquidity Facility; FNMA)	8,000,000	a	8,000,000
(Beachview Villa Apartments)
3.35%, 8/15/2006 (Insured; American
International Group)	5,805,000		5,805,000
(City Towers Apartments)
3.28% (Liquidity Facility;
Merrill Lynch and LOC; Merrill Lynch)	9,020,000	a,b	9,020,000
(Grande Garden Apartments)
3.28% (Insured; FNMA and
Liquidity Facility; FNMA)	2,505,000	a	2,505,000
(Horizons at Indio)
3.27% (LOC; Citibank N.A.)	8,500,000	a	8,500,000
(Ivy Hill Apartments Project)
3.24% (Insured; FNMA and
Liquidity Facility; FNMA)	11,337,000	a	11,337,000
(Lake Merritt Apartments)
3.32% (LOC; U.S. Bank NA)	3,700,000	a	3,700,000
(Oakmont of Alameda)
3.29% (LOC; Bank of the West)	12,680,000	a	12,680,000
(Oakmont Senior Living)
3.24% (Insured; FNMA and
Liquidity Facility; FNMA)	14,340,000	a	14,340,000
(Pittsburg Plaza Apartments)
3.43% (LOC; FHLB)	4,600,000	a	4,600,000

(Plaza Club Apartments)
3.20% (LOC; FNMA)	4,500,000 a	4,500,000
Refunding:
(Irvine Apartment Communities)
3.24% (LOC; Bank of America)	5,600,000 a	5,600,000
(Sunrise Fresno)
3.24% (Insured; FNMA and
Liquidity Facility; FNMA)	5,500,000 a	5,500,000
(Seminole Gardens)
3.30% (LOC; FHLB)	3,385,000 a	3,385,000
(Stonebridge Elk Grove)
3.27% (LOC; Citibank N.A.)	6,750,000 a	6,750,000
(Wyndover Apartments)
3.24% (Insured; FNMA and
Liquidity Facility; FNMA)	8,450,000 a	8,450,000
(1030 Post Street Apartments)
3.24% (LOC; FHLB)	5,900,000 a	5,900,000

Revenue:
4%, 6/30/2006	1,000,000		1,002,469
(Kaiser Permanente):
3.18%	23,100,000	a	23,100,000
3.18%	9,900,000	a	9,900,000
3.19%	10,000,000	a	10,000,000
California Statewide Communities Development
Corporation, IDR:
(American River)
3.29% (LOC; Wells Fargo Bank)	1,490,000	a	1,490,000
(Biocol Investments)
3.34% (LOC; Union Bank of California)	975,000	a	975,000
(Flambeau Airmold Corp.)
3.29% (LOC; Wells Fargo Bank)	1,650,000	a	1,650,000
(Kennerly Project)
3.29% (LOC; Bank of the West)	1,530,000	a	1,530,000
(Lesaint)
3.29% (LOC; PNC Bank)	1,420,000	a	1,420,000
(Pacific Bearings Co.)
3.34% (LOC; Union Bank of California)	450,000	a	450,000
(Packaging Innovation Project)
3.29% (LOC; Wells Fargo Bank)	1,885,000	a	1,885,000
(Rapelli Project)
3.29% (LOC; Comerica Bank)	2,500,000	a	2,500,000
Compton Unified School District, GO Notes
(Merlots Program) 3.22% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	4,975,000	a,b	4,975,000
Concord, MFHR
(Maplewood and Golden Glen Apartments
Project) 3.18% (LOC; Citibank N.A.)	3,845,000	a	3,845,000
Contra Costa:
COP (Concord Healthcare Center Inc.)
3.27% (LOC; Bank of America)	2,005,000	a	2,005,000
MFHR
(Camara Circle Apartments)
3.18% (LOC; Citibank N.A.)	1,800,000	a	1,800,000
FHLMC Multifamily Certificates, Revenue:
3.28% (Liquidity Facility; FHLMC)	11,216,382	a,b	11,216,382
3.28% (Liquidity Facility; FHLMC)	18,243,074	a,b	18,243,074
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Revenue:
3.21% (Liquidity Facility; Merrill Lynch)	6,875,000	a,b	6,875,000
3.23% (Liquidity Facility; Citibank N.A.)	14,500,000	a,b	14,500,000
3.26% (Liquidity Facility; Merrill Lynch)	3,530,000	a,b	3,530,000
3.26% (Liquidity Facility; Merrill Lynch)	2,735,000	a,b	2,735,000
3.26% (Insured; FGIC and Liquidity Facility;
Deutsche Bank)	2,085,000	a,b	2,085,000
Hayward, MFHR
(Timbers Apartments)
3.20% (Insured; FNMA and
Liquidity Facility; FNMA)	4,500,000	a	4,500,000
Huntington Park Public Financing Authority, LR
(Parking Project) 3.20% (LOC; Union
Bank of California)	3,860,000	a	3,860,000

Long Beach, Harbor Revenue
(Putters Program) 3.23% (Insured; MBIA
and Liquidity Facility; JPMorgan Chase Bank)	3,000,000	a,b	3,000,000
Los Angeles:
COP (Loyola High School)
3.17% (LOC; Allied Irish Bank)	6,950,000		6,950,000
MFHR
(Watts/Athens Apartments)
3.24% (LOC; FHLB)	4,300,000	a	4,300,000
TRAN 4%, 6/30/2006	13,350,000		13,383,186
Wastewater System Revenue, Refunding
3.15% (Insured; FGIC and Liquidity Facility; FG10,000,000		a	10,000,000
Los Angeles Community Redevelopment
Agency:
COP (Broadway Spring Center Project)
3.20% (LOC; Comerica Bank)	7,100,000	a	7,100,000
MFHR (Views at 270)
3.21% (LOC; Citibank N.A.)	1,000,000	a	1,000,000
Los Angeles Convention and Exhibition Center
Authority, LR, Refunding
3.17% (Insured; AMBAC and Liquidity
Facility; Dexia Credit Local)	36,500,000	a	36,500,000
Los Angeles Industrial Development Authority,
Empowerment Zone Facility Revenue
(AAA Packing and Shipping Project) 3.22%
(LOC; California State Teachers Retirement)	3,000,000	a	3,000,000
Los Angeles Unified School District, GO Notes,
TRAN 4.22%, 10/18/2006	40,000,000		40,251,372
Maywood Public Financing Authority, Revenue
(Maywood Redevelopment Agency)
3.18% (LOC; California State Teachers
Retirement)	8,485,000	a	8,485,000
Metropolitan Water District of Southern California,
Waterworks Revenue 3.12% (Liquidity Facility;
Landesbank Hessen-Thuringen Gironzentrale)	1,400,000	a	1,400,000
Milpitas, MFHR
(Crossing at Montague)
3.24% (Insured; FNMA and Liquidity
Facility; FNMA)	4,500,000	a	4,500,000
Riverside County Industrial Development
Authority, IDR:
(California Mold Inc. Project)
3.42% (LOC; Bank of the West)	2,740,000	a	2,740,000
(Computrus Inc. Project)
3.22% (LOC; Wells Fargo Bank)	2,050,000	a	2,050,000
(Trademark Plastics Inc. Project)
3.22% (LOC: California State Teachers Retire 4,275,000		a	4,275,000
Sacramento Housing Authority,
MFHR:
3.28% (Liquidity Facility; Merrill Lynch)	6,950,000	a,b	6,950,000
(Lofts at Natomas Apartments)
3.24% (Insured; FNMA and Liquidity
Facility; FNMA)	6,000,000	a	6,000,000
Refunding (Chesapeake Commons)

3.20% (Insured; FNMA and Liquidity
Facility; FNMA)	4,500,000	a	4,500,000
San Bernardino County Industrial Development
Authority, IDR (W&H Voortman)
3.29% (LOC; California State
Teachers Retirement)	2,040,000	a	2,040,000
San Bernardino Redevelopment Agency,
MFHR (Silver Woods Apartments Project)
3.24% (Insured; FNMA)	7,000,000	a	7,000,000
San Francisco City and County, MFHR,
Refunding (Post Street Towers)
3.17% (Insured; FHLMC and Liquidity
Facility; FHLMC)	15,800,000	a	15,800,000
San Francisco City and County
Redevelopment Agency, MFHR
(Orlando Cepeda Place)
3.21% (LOC; Citibank N.A.)	13,925,000	a	13,925,000
San Jose, MFHR:
(Almaden Lake Village Apartments)
3.20% (Insured; FNMA and Liquidity
Facility; FNMA)	4,100,000	a	4,100,000
(Siena) 3.24% (Insured; FHLMC)	12,100,000	a	12,100,000
Santa Clara County Housing Authority,
MFHR:
(Monte Vista Terrace Apartments)
3.28% (LOC; Union Bank of California)	4,000,000	a	4,000,000
Refunding (Willows Apartments)
3.31% (LOC; Union Bank of California)	4,284,000	a	4,284,000
Selma Public Financing Authority, LR, Refunding
(Street Improvement and
Redevelopment Project)
3.20% (LOC; Allied Irish Bank)	6,575,000	a	6,575,000
Southern California Public Power Authority:
Power Project Revenue, RRR
3.21% (Insured; FSA and Liquidity Facility;
Citibank N.A.)	6,250,000	a,b	6,250,000
Transmission Project Revenue, Refunding
(Southern Transmission Project) 3.15%
(Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	1,000,000	a	1,000,000
Triunfo County Sanitation District, Sanitation
District Revenue, Refunding
3.23% (LOC; BNP Paribas)	1,400,000	a	1,400,000
University of California:
CP 3.16% 6/8/2006	12,200,000		12,200,000
Revenue (Putters Program)
3.25% (Insured; MBIA and Liquidity
Facility; PB Finance Inc.)	9,050,000	a,b	9,050,000
Vallejo:
COP (2001 Golf Course Facilities
Financing) 3.23% (LOC; California State
Teachers Retirement)	3,655,000	a	3,655,000
Water Revenue
3.23% (LOC; KBC Bank)	4,215,000	a	4,215,000

Victorville Joint Powers Finance Authority,
LR (Cogeneration Facility Project)
3.20% (LOC; Fortis Bank)	7,000,000	a	7,000,000
Walnut Energy Center Authority, CP Water and
Sewer Revenue (Turlock Irrigation District)
3.15%, 5/24/2006 (LOC; State Street Bank and Tr13,000,000			13,000,000
Whittier, College and University Revenue
Refunding (Whittier College) 3.24%
(Insured; Radian Bank and Liquidity Facility;
The Bank of New York)	16,850,000	a	16,850,000

U.S. Related--1.5%

Puerto Rico Electric Power Authority,
Power Revenue (Putters Program)
3.17% (Insured; FSA and Liquidity Facility;
JPMorgan Chase Bank)	3,495,000	a,b	3,495,000
Puerto Rico Housing Finance Corporation,
Home Mortgage Revenue (Putters Program)
3.23% (Liquidity Program; JPMorgan Chase Bank 6,055,000		a,b	6,055,000
Puerto Rico Public Finance Corporation,
Revenue (Putters Program)
3.17% (Insured; AMBAC and Liquidity Facility;
JPMorgan Chase Bank)	6,510,000	a,b	6,510,000

Total Investments (cost $1,111,462,683)	100.4%		1,111,462,683

Liabilities, Less Cash and Receivables	(.4%)		(4,098,380)

Net Assets	100.0%		1,107,364,303

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statement of Investments.

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $179,624,456 or 16.2% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)